UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Serengeti Asset Management LP
Address: 632 Broadway, 12th Floor
         New York, New York  10012

13F File Number:  028-12866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc Baum
Title:     General Counsel
Phone:     212-466-2331

Signature, Place, and Date of Signing:

 /s/   Marc Baum     New York, New York     August 20, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $490,072 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784    11232   350000 SH       SOLE                   350000        0        0
CELANESE CORP DEL              COM SER A        150870103     6924   200000 SH  CALL SOLE                   200000        0        0
CLOUD PEAK ENERGY INC          COM              18911Q102     1691   100000 SH       SOLE                   100000        0        0
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140    31290  1000000 SH       SOLE                  1000000        0        0
FLAGSTONE REINSURANCE HOLDIN   COM              L3466T104     1602   200000 SH       SOLE                   200000        0        0
FORTRESS INVESTMENT GROUP LL   CL A             34958B106    16850  5000000 SH       SOLE                  5000000        0        0
GETTY RLTY CORP NEW            COM              374297109     1915   100000 SH       SOLE                   100000        0        0
GOOGLE INC                     CL A             38259P508    11601    20000 SH       SOLE                    20000        0        0
GOOGLE INC                     CL A             38259P508    17402    30000 SH  CALL SOLE                    30000        0        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119     4320  2000000 SH       SOLE                  2000000        0        0
KKR & CO L P DEL               COM UNITS        48248M102    15468  1200000 SH  CALL SOLE                  1200000        0        0
KKR & CO L P DEL               COM UNITS        48248M102    54138  4200000 SH       SOLE                  4200000        0        0
MCMORAN EXPLORATION CO         COM              582411104     6335   500000 SH  CALL SOLE                   500000        0        0
MICROSOFT CORP                 COM              594918104    30590  1000000 SH  CALL SOLE                  1000000        0        0
MMODAL INC                     COM              60689B107     7139   550000 SH       SOLE                   550000        0        0
NUANCE COMMUNICATIONS INC      COM              67020Y100    38112  1600000 SH  PUT  SOLE                  1600000        0        0
OAKTREE CAP GROUP LLC          UNIT 99/99/9999  674001201     3535   100000 SH       SOLE                   100000        0        0
ROCK-TENN CO                   CL A             772739207    24548   450000 SH       SOLE                   450000        0        0
SANOFI                         RIGHT 12/31/2020 80105N113     4512  3200000 SH       SOLE                  3200000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   188506  1385000 SH  PUT  SOLE                  1385000        0        0
UNITED STATES STL CORP NEW     COM              912909108     6180   300000 SH  PUT  SOLE                   300000        0        0
VISA INC                       COM CL A         92826C839     6182    50000 SH  CALL SOLE                    50000        0        0